Note 7 Base scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Base scenario [Member]	Dec. 31, 2022	Dec. 31, 2021
SPAIN | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		5.23%
Unemployment		14.93%
HPI		(0.20%)
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.61%	5.49%
Unemployment	12.78%	13.98%
HPI	(3.50%)	2.91%
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.20%	4.89%
Unemployment	12.83%	11.68%
HPI	(2.41%)	2.04%
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.37%	2.59%
Unemployment	11.38%	10.08%
HPI	0.55%	1.50%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.98%	2.22%
Unemployment	9.95%	9.05%
HPI	1.30%	1.10%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.95%	2.19%
Unemployment	8.58%	8.15%
HPI	1.74%	0.74%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.93%
Unemployment	7.18%
HPI	1.86%
MEXICO | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		5.98%
Unemployment		4.22%
HPI		2.46%
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.56%	3.19%
Unemployment	3.32%	4.05%
HPI	0.95%	5.30%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	0.58%	2.54%
Unemployment	3.20%	3.92%
HPI	4.14%	3.68%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.05%	2.09%
Unemployment	3.17%	3.83%
HPI	2.90%	3.07%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.84%	1.87%
Unemployment	3.15%	3.77%
HPI	4.19%	4.08%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.76%	1.82%
Unemployment	3.14%	3.71%
HPI	3.27%	3.93%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.79%
Unemployment	3.13%
HPI	4.37%
TURKEY | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		9.46%
Unemployment		12.43%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	5.47%	1.98%
Unemployment	10.53%	12.80%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.02%	5.04%
Unemployment	10.30%	12.93%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(1.50%)	3.49%
Unemployment	11.75%	13.03%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.78%	3.54%
Unemployment	12.15%	13.13%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.78%	3.53%
Unemployment	12.00%	13.23%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.74%
Unemployment	12.00%
PERU | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		12.22%
Unemployment		11.38%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.69%	2.32%
Unemployment	7.72%	7.70%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.54%	3.05%
Unemployment	7.48%	7.06%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.42%	2.76%
Unemployment	7.03%	6.76%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.19%	2.34%
Unemployment	6.80%	6.70%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.21%	2.28%
Unemployment	6.70%	6.64%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.21%
Unemployment	6.68%
ARGENTINA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		7.49%
Unemployment		15.50%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	5.00%	2.30%
Unemployment	12.35%	12.35%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(0.50%)	2.04%
Unemployment	10.40%	10.40%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(2.04%)	1.98%
Unemployment	8.60%	8.60%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.70%	2.03%
Unemployment	7.38%	7.38%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.73%	1.99%
Unemployment	7.38%	7.38%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.49%
Unemployment	7.30%
COLOMBIA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		9.17%
Unemployment		15.44%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	8.05%	4.02%
Unemployment	11.49%	13.86%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	0.72%	3.13%
Unemployment	12.45%	13.51%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.81%	3.29%
Unemployment	13.06%	12.60%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.44%	3.44%
Unemployment	12.94%	11.87%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.10%	3.51%
Unemployment	12.43%	11.53%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.28%
Unemployment	10.65%